3. DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2016
Discontinued Operations Tables
Schedule of assets and liabilities, discontinued operations
	June 30,	December 31,
	2016	2015
	(unaudited)
Assets classified as discontinued operations
Accounts receivable, net	$18,951	$27,688
Prepaid expenses and other current assets	2,681	3,100
Inventories	1,562	4,330
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	15,721	63,774
Short-term net investment in sales-type leases	79	5,703
Total current assets	38,994	104,595
Long-term net investment in direct financing and sales-type leases, net of current maturities	45	3,064
Deferred income tax assets	10,235	12,186
Total non-current assets	10,280	15,250
Total assets	$49,274	$119,845

	June 30,	December 31,
	2016	2015
	(unaudited)
Liabilities classified as discontinued operations
Income tax payable	─	111
Other payables and accrued liabilities	10,165	11,795
Long-term payables, current portion	─	─
Short-term bonds payable	─	36,738
Financing payables, related parties	1,804	1,801
Total current liabilities	11,969	50,445
Long-term payables	915	2,587
Total non-current liabilities	915	2,587
Total liabilities	$12,884	$53,032

Revenues and income from discontinued operations
	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Revenues	$2,356	$66,833	$5,194	$132,759

Income (loss) from discontinued operations	(1,500)	4,362	(1,455)	12,252
Income tax provision (benefit)	(665)	1,375	(248)	3,537
Income (loss) from discontinued operation, net of income tax	$(835)	$2,987	$(1,207)	$8,715